united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

Acclivity Mid Cap Multi-Style Fund

Acclivity Small Cap Value Fund

Annual Report

December 31, 2020

www.acclivityfunds.com

1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC

Member FINRA

US Market Review (unaudited)

A Brief Recap

The U.S. equity market had a historic and unprecedented year in 2020 because of the global healthcare pandemic. Across different market capitalization segments, the U.S. large-cap, as represented by the Russell 1000 Index, finished with 20.96%, the U.S. mid-cap, as represented by the Russell Mid-Cap Index, went up with 17.10%, while the U.S. small-cap, as represented by the Russell 2000 Index, underperformed the large peers by 1%. Among all the GICS sectors, Information Technology and Consumer Discretionary securities outperformed while Energy securities lagged behind most. Value securities underperformed growth securities across different market capitalization segments measured by Russell indices in 2020.

Acclivity Mid-Cap Multi-Style Fund (AXMIX)

Within the Mid Caps for this period, the Russell Mid-Cap Value Total Return Index went up 4.96%, while the Russell Mid-Cap Growth Total Return Index surged 35.59%. Acclivity Mid-Cap Multi-Style Fund I Share class was up 10.40%. Exhibit 1 compares the quarterly performance of AXMIX and its benchmark Russell Mid-Cap Total Return Index.

Exhibit 1. Performance of AXMIX v.s. Russell Mid-Cap Index as of December 31th, 2020

2020 Performance	Q1	Q2	Q3	Q4	YTD

AXMIX	-31.00%	22.46%	6.86%	22.26%	10.40%
Russell Mid-Cap	-27.07%	24.61%	7.46%	19.91%	17.10%

To decompose fund performance, the underweight of real estate and utility securities have made up most of the positive sector allocation, and the overweight in financial securities dragged the performance. In the meanwhile, the security selections in the information technology and real estate sectors struggled.

Exhibit 2 compares the characteristics of the fund against the benchmark. Our fund investment style is consistent and is in line with the investment prospectus, while the investment style of the benchmark deviates over time due to the infrequent rebalance.

Exhibit 2. Characteristics of AXMIX v.s. Russell Mid-Cap Index as of December 31th, 2020.

				Market
			EBITDA/Total	Capitalization
Fund/Index	Price-to-Book	Price-to-Earnings	Market Value	($B)
AXMIX	2.63	20.11	2.67%	12.78
Russell Mid-Cap Index	3.20	23.31	2.97%	20.48

Our research team pursues an active research agenda in which we are looking for better ways to define and measure factors systematically. We work with leading financial economists to follow, digest, and analyze the latest academic research. And as always, we are focused on delivering long-term results that our clients expect from Innealta Capital.

Acclivity Small Cap Value Fund (AXVIX)

Within the Small Caps for this period, the Russell 2000 Value Total Return Index (“The Benchmark”) gained 4.63%, while the Russell 2000 Growth Total Return Index surged 34.63%. Acclivity Small Cap Value Fund I Share class was up 7.51%. Exhibit 1 compares the quarterly performance of AXVIX and its benchmark Russell 2000 Value Index.

Exhibit 1. Quarterly Performance of AXVIX v.s. Russell 2000 Value in 2020

2020 Performance	Q1	Q2	Q3	Q4	YTD

AXVIX	-38.78%	26.39%	3.96%	33.65%	7.51%
Russell 2000 Value	-35.66%	18.91%	2.56%	33.36%	4.63%

To decompose fund performance, the overweight in consumer discretionary and information technology securities and the underweight of real estate securities have made up most of the positive sector allocation. Meanwhile, the security selections in the financial and real estate sectors have made up most of the positive security selection. The security selections in information technology and materials securities struggled.

Exhibit 2 compares the characteristics of the fund against the benchmark. Our fund investment style is consistent and is in line with the investment prospectus, while the investment style of the benchmark deviates over time due to the infrequent rebalance.

Exhibit 2. Characteristics of AXVIX v.s. Russell 2000 Value Index as of December 31st, 2020.

				Market
			EBITDA/Total	Capitalization
Fund/Index	Price-to-Book	Price-to-Earnings	Market Value	($B)
AXVIX	1.09	11.84	6.41%	2.87
Russell 2000 Value Index	1.51	15.88	2.76%	2.50

The underperformance of value securities relative to the growth securities has been a headwind for our more profound value tilt throughout 2020. The spread between Value and Growth is the widest in almost the last 20 years. See Exhibit 3 for Value v.s. Growth spread from January 2000 to December 2020. In the long run, value still outperforms growth. However, the spread has been narrowed sharply in the last five years.

Exhibit 3. High minus Low (Value v.s. Growth) spread from January 2000 to December 2020.

Source: Kenneth R. French data library. Fama/French 3 Factors from 01/01/2000 to 12/31/2020. Frequency monthly. HML (High Minus Low) is the average return on the two value portfolios minus the average return on the two growth portfolios.

If we look into the historical performance of value and growth, the value factor’s current underperformance is not surprising. Although value has a long-term outperformance track record, value underperforms growth when the economy is slowing down. We believe that the monetary and fiscal policy easing has played a significant role in this outperformance of growth investing.

Disclosures and Important Information

Russell 1000 Index is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index. Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. Total return indexes reinvest dividends. Russell Mid-Cap Index is a stock market index that tracks the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. Russell 2000 Value Index measures the performance of Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Growth Index measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Indices do not reflect any fees, expenses, or sales charges and are not available for direct investment.

Price-to-book ratio is calculated using Index Methodology. Price-to-earnings ratio is calculated using Weighted Harmonic Average. EBITDA/Total Market Value is a proxy for current cash flow to total market value, commonly known in factor investing as “profitability”.

Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results.

706-INN-02/02/2021

2136-NLD-2/2/2021

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the period ended December 31, 2020, compared to its benchmark:

		Since Inception
	One Year	(12/31/19)
Acclivity Mid Cap Multi-Style Fund - Class I	10.40%	10.40%
Acclivity Mid Cap Multi-Style Fund - Class N	10.40%	10.40%
Russell Mid-Cap Total Return Index**	17.10%	17.10%
S&P 500 Total Return Index***	18.40%	18.40%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 0.89% for Class I shares and 1.14% for Class N shares per the May 1, 2020, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.45% for Class I shares and 0.70% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell Mid-Cap Total Return Index measures the performance of the smallest 800 companies in the Russell 1000 index. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2020	% of Net Assets
Money Market Fund	19.1%
Insurance	8.9%
Health Care Facilities & Services	5.3%
Medical Equipment & Devices	5.0%
Semiconductors	4.8%
Technology Hardware	4.6%
Chemicals	4.3%
Banking	4.2%
Machinery	4.1%
Other	54.9%
Liabilities in Excess of Other Assets	(15.2)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmark:

		Since Inception
	One Year	(12/31/18)
Acclivity Small Cap Value Fund - Class I	7.51%	12.84%
Acclivity Small Cap Value Fund - Class N	7.43%	12.75%
Russell 2000® Value Total Return Index**	4.63%	13.17%
S&P 500 Total Return Index***	18.40%	24.77%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 14.44% for Class I shares and 81.47% for Class N shares per the May 1, 2020, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.49% for Class I shares and 0.74% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell 2000® Value Total Return Index measures the performance of the largest 2,000 U.S. companies determined by total market capitalization. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2020	% of Net Assets
Banking	21.0%
Retail - Discretionary	8.9%
Insurance	6.5%
Technology Hardware	5.9%
Specialty Finance	4.2%
Machinery	4.2%
Oil & Gas Producers	3.1%
Biotech & Pharma	2.6%
Engineering & Construction	2.3%
Other	41.9%
Liabilities in Excess of Other Assets	(0.6)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Shares		Value
	COMMON STOCKS — 96.1%
	ADVERTISING & MARKETING - 2.9%
44	Interpublic Group of Companies, Inc. (The)	$1,035
10	Omnicom Group, Inc.	624
3	Trade Desk, Inc. (The), Class A(a)	2,403
		4,062
	AEROSPACE & DEFENSE - 0.2%
1	Hexcel Corporation	48
6	Textron, Inc.	290
		338
	APPAREL & TEXTILE PRODUCTS - 1.0%
1	Carter’s, Inc.	94
2	Deckers Outdoor Corporation(a)	574
4	Ralph Lauren Corporation	415
6	Skechers USA, Inc., Class A(a)	216
6	Tapestry, Inc.	186
		1,485
	ASSET MANAGEMENT - 2.5%
20	Apollo Global Management, Inc.	979
3	Eaton Vance Corporation	204
25	Franklin Resources, Inc.	625
5	LPL Financial Holdings, Inc.	521
13	Raymond James Financial, Inc.	1,244
		3,573
	AUTOMOTIVE - 1.1%
6	Autoliv, Inc.	553
11	BorgWarner, Inc.	425
4	Lear Corporation	636
		1,614
	BANKING - 4.2%
1	CIT Group, Inc.	36
24	Citizens Financial Group, Inc.	858
61	Huntington Bancshares, Inc.	770
59	KeyCorp	968
7	M&T Bank Corporation	891
57	Regions Financial Corporation	919

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	BANKING - 4.2% (Continued)
3	SVB Financial Group(a)	$1,164
8	Zions Bancorp NA	348
		5,954
	BEVERAGES - 0.8%
1	Boston Beer Company, Inc. (The), Class A(a)	994
2	Molson Coors Beverage Company, Class B	91
		1,085
	BIOTECH & PHARMA - 1.4%
1	Arrowhead Pharmaceuticals, Inc.(a)	77
6	BioMarin Pharmaceutical, Inc.(a)	526
16	Exelixis, Inc.(a)	321
3	Ionis Pharmaceuticals, Inc.(a)	170
5	Neurocrine Biosciences, Inc.(a)	479
3	United Therapeutics Corporation(a)	455
		2,028
	CABLE & SATELLITE - 0.4%
4	Liberty Broadband Corporation - Series A(a)	630

	CHEMICALS - 4.3%
5	Albemarle Corporation	738
2	Ashland Global Holdings, Inc.	158
4	Avery Dennison Corporation	620
6	Celanese Corporation	780
13	CF Industries Holdings, Inc.	503
8	Eastman Chemical Company	802
11	FMC Corporation	1,264
4	Huntsman Corporation	101
5	International Flavors & Fragrances, Inc.	544
6	RPM International, Inc.	545
2	W R Grace & Company	110
		6,165
	COMMERCIAL SUPPORT SERVICES - 0.4%
1	Aramark	39
2	ManpowerGroup, Inc.	180

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.4% (Continued)
2	Robert Half International, Inc.	$125
4	Stericycle, Inc.(a)	277
		621
	CONSTRUCTION MATERIALS - 1.7%
3	Carlisle Companies, Inc.	468
4	Martin Marietta Materials, Inc.	1,136
2	MDU Resources Group, Inc.	53
10	Owens Corning	758
		2,415
	CONSUMER SERVICES - 0.6%
9	Chegg, Inc.(a)	813

	CONTAINERS & PACKAGING - 1.7%
4	AptarGroup, Inc.	547
8	Crown Holdings, Inc.(a)	802
2	Graphic Packaging Holding Company	34
8	Packaging Corp of America	1,103
		2,486
	DIVERSIFIED INDUSTRIALS - 0.2%
4	ITT, Inc.	308

	E-COMMERCE DISCRETIONARY - 0.9%
7	Etsy, Inc.(a)	1,245

	ELECTRIC UTILITIES - 1.5%
2	Hawaiian Electric Industries, Inc.	71
2	IDACORP, Inc.	192
25	NRG Energy, Inc.	939
13	OGE Energy Corporation	414
6	Pinnacle West Capital Corporation	480
2	Portland General Electric Company	85
		2,181
	ELECTRICAL EQUIPMENT - 3.0%
10	A O Smith Corporation	548

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	ELECTRICAL EQUIPMENT - 3.0% (Continued)
1	Acuity Brands, Inc.	$121
6	BWX Technologies, Inc.	362
6	Cognex Corporation	482
4	Generac Holdings, Inc.(a)	910
4	Hubbell, Inc.	627
4	National Instruments Corporation	176
15	Trimble, Inc.(a)	1,001
		4,227
	ENGINEERING & CONSTRUCTION - 1.5%
8	AECOM(a)	398
2	EMCOR Group, Inc.	183
6	Jacobs Engineering Group, Inc.	654
13	Quanta Services, Inc.	936
		2,171
	ENTERTAINMENT CONTENT - 0.3%
37	Zynga, Inc., Class A(a)	365

	FOOD - 1.3%
9	Darling Ingredients, Inc.(a)	519
4	Ingredion, Inc.	315
6	J M Smucker Company (The)	694
2	Lancaster Colony Corporation	367
		1,895
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
8	Trex Company, Inc.(a)	670

	HEALTH CARE FACILITIES & SERVICES - 5.3%
16	Cardinal Health, Inc.	857
3	Charles River Laboratories International, Inc.(a)	749
1	Chemed Corporation	533
7	DaVita, Inc.(a)	822
7	Encompass Health Corporation	579
2	LHC Group, Inc.(a)	427
5	Molina Healthcare, Inc.(a)	1,063

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.3% (Continued)
3	PRA Health Sciences, Inc.(a)	$376
7	Syneos Health, Inc.(a)	477
3	Teladoc Health, Inc.(a)	600
8	Universal Health Services, Inc., Class B	1,100
		7,583
	HOME & OFFICE PRODUCTS - 1.3%
2	Leggett & Platt, Inc.	89
18	Newell Brands, Inc.	382
3	Scotts Miracle-Gro Company (The)	597
8	Tempur Sealy International, Inc.(a)	216
3	Whirlpool Corporation	542
		1,826
	HOME CONSTRUCTION - 0.9%
7	Fortune Brands Home & Security, Inc.	600
15	PulteGroup, Inc.	647
		1,247
	INDUSTRIAL SUPPORT SERVICES - 1.6%
2	AMERCO	908
4	United Rentals, Inc.(a)	928
2	Watsco, Inc.	453
		2,289
	INSURANCE - 8.9%
10	American Financial Group, Inc.	876
6	Assurant, Inc.	817
13	Globe Life, Inc.	1,235
33	Hartford Financial Services Group, Inc. (The)	1,616
9	Kemper Corporation	691
26	Lincoln National Corporation	1,308
29	Loews Corporation	1,306
25	Old Republic International Corporation	493
19	Principal Financial Group, Inc.	943
8	Radian Group, Inc.	162
8	Reinsurance Group of America, Inc.	927
9	Unum Group	206

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	INSURANCE - 8.9% (Continued)
12	Voya Financial, Inc.	$706
20	W R Berkley Corporation	1,328
		12,614
	INTERNET MEDIA & SERVICES - 2.8%
16	Expedia Group, Inc.	2,119
16	GoDaddy, Inc., Class A(a)	1,327
5	Grubhub, Inc.(a)	371
4	TripAdvisor, Inc. (a)	115
		3,932
	LEISURE FACILITIES & SERVICES - 1.2%
1	Choice Hotels International, Inc.	107
6	Darden Restaurants, Inc.	714
3	Vail Resorts, Inc.	837
		1,658
	LEISURE PRODUCTS - 0.8%
5	Brunswick Corporation	381
5	Hasbro, Inc.	468
3	Polaris, Inc.	286
		1,135
	MACHINERY - 4.1%
5	AGCO Corporation	515
2	Crane Company	155
2	Curtiss-Wright Corporation	233
10	Donaldson Company, Inc.	559
2	Flowserve Corporation	74
11	Graco, Inc.	796
3	IDEX Corporation	597
2	Middleby Corporation (The)(a)	258
2	MSA Safety, Inc.	299
3	Nordson Corporation	603
3	Oshkosh Corporation	258
5	Snap-on, Inc.	856
6	Toro Company (The)	569
		5,772

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.0%
3	ABIOMED, Inc.(a)	$973
6	Bruker Corporation	325
12	DENTSPLY SIRONA, Inc.	628
3	Globus Medical, Inc., Class A(a)	196
2	Haemonetics Corporation(a)	238
4	Hill-Rom Holdings, Inc.	392
5	Insulet Corporation(a)	1,278
1	Integra LifeSciences Holdings Corporation(a)	65
3	Masimo Corporation(a)	805
7	PerkinElmer, Inc.	1,004
2	Quidel Corporation(a)	359
5	Varian Medical Systems, Inc.(a)	875
		7,138
	OIL & GAS PRODUCERS - 0.5%
28	Cabot Oil & Gas Corporation	456
1	Diamondback Energy, Inc.	48
6	HollyFrontier Corporation	155
5	Parsley Energy, Inc., Class A	71
		730
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
44	Halliburton Company	832
10	NOV, Inc.	137
		969
	PUBLISHING & BROADCASTING - 1.6%
12	Liberty Media Corp-Liberty Formula One - Series C(a)	512
18	Liberty Media Corp-Liberty SiriusXM, Class C(a)	783
8	New York Times Company (The), Class A	414
30	News Corporation, Class A	539
		2,248
	RENEWABLE ENERGY - 2.1%
5	Enphase Energy, Inc.(a)	877
8	First Solar, Inc.(a)	791
4	SolarEdge Technologies, Inc.(a)	1,277
		2,945

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	RETAIL - CONSUMER STAPLES - 0.5%
4	Casey’s General Stores, Inc.	$714

	RETAIL - DISCRETIONARY - 3.8%
4	Advance Auto Parts, Inc.	630
3	Burlington Stores, Inc.(a)	785
25	Gap, Inc. (The) (a)	505
7	Genuine Parts Company	703
1	Lithia Motors, Inc., Class A	293
9	Tractor Supply Company	1,265
2	Ulta Beauty, Inc.(a)	574
6	Williams-Sonoma, Inc.	611
		5,366
	SEMICONDUCTORS - 4.8%
2	Cirrus Logic, Inc.(a)	164
6	Cree, Inc.(a)	635
7	Entegris, Inc.	673
4	MKS Instruments, Inc.	602
2	Monolithic Power Systems, Inc.	733
23	ON Semiconductor Corporation(a)	753
8	Qorvo, Inc.(a)	1,330
2	Silicon Laboratories, Inc.(a)	255
14	Teradyne, Inc.	1,678
		6,823
	SOFTWARE - 3.8%
2	ACI Worldwide, Inc.(a)	77
5	Aspen Technology, Inc.(a)	651
7	Black Knight, Inc.(a)	619
3	Concentrix Corporation(a)	296
3	Guidewire Software, Inc.(a)	386
2	J2 Global, Inc. (a)	195
8	NortonLifeLock, Inc.	166
21	Nuance Communications, Inc.(a)	926
3	Paylocity Holding Corporation(a)	618
7	PTC, Inc.(a)	837

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	SOFTWARE - 3.8% (Continued)
4	Zendesk, Inc.(a)	$573
		5,344
	SPECIALTY FINANCE - 2.7%
17	Fidelity National Financial, Inc.	664
12	First American Financial Corporation	620
9	MGIC Investment Corporation	113
69	Synchrony Financial	2,395
		3,792
	STEEL - 1.0%
6	Reliance Steel & Aluminum Company	718
18	Steel Dynamics, Inc.	664
		1,382
	TECHNOLOGY HARDWARE - 4.6%
4	Arrow Electronics, Inc.(a)	389
15	Ciena Corporation(a)	793
7	Dolby Laboratories, Inc., Class A	680
5	F5 Networks, Inc.(a)	880
3	FLIR Systems, Inc.	131
9	Jabil, Inc.	383
31	Juniper Networks, Inc.	698
12	NetApp, Inc.	795
8	Pure Storage, Inc., Class A(a)	181
3	SYNNEX Corporation	244
2	ViaSat, Inc.(a)	65
21	Western Digital Corporation	1,163
4	Xerox Holdings Corporation	93
		6,495
	TECHNOLOGY SERVICES - 2.6%
8	Booz Allen Hamilton Holding Corporation	697
2	Euronet Worldwide, Inc.(a)	290
2	FactSet Research Systems, Inc.	665
5	Gartner, Inc.(a)	801
6	Leidos Holdings, Inc.	631
2	MAXIMUS, Inc.	146

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	TECHNOLOGY SERVICES - 2.6% (Continued)
2	WEX, Inc.(a)	$407
		3,637
	TRANSPORTATION & LOGISTICS - 1.6%
8	CH Robinson Worldwide, Inc.	751
5	JB Hunt Transport Services, Inc.	683
9	Knight-Swift Transportation Holdings, Inc.	376
3	Landstar System, Inc.	404
		2,214
	TRANSPORTATION EQUIPMENT - 0.5%
1	Allison Transmission Holdings, Inc.	43
10	Westinghouse Air Brake Technologies Corporation	732
		775
	WHOLESALE - DISCRETIONARY – 1.0%
17	LKQ Corporation(a)	599
2	Pool Corporation	745
		1,344

	TOTAL COMMON STOCKS (Cost $105,528)	136,303

	MONEY MARKET FUND – 19.1%
27,038	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01%(b)	27,038

	TOTAL MONEY MARKET FUND (Cost $27,038)	27,038

	TOTAL INVESTMENTS – 115.2% (Cost $132,566)	$163,341
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.2)%	(21,528)
	NET ASSETS - 100.0%	$141,813

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2020.

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 0.4%
79	Barnes Group, Inc.	$4,005
35	Ducommun, Inc.(a)	1,879
47	Moog, Inc., Class A	3,727
21	National Presto Industries, Inc.	1,857
		11,468
	APPAREL & TEXTILE PRODUCTS - 0.6%
18	Culp, Inc.	286
124	Fossil Group, Inc.(a)	1,075
31	Movado Group, Inc.	515
110	PVH Corporation	10,328
76	Rocky Brands, Inc.	2,133
149	Tandy Leather Factory, Inc.(a)	477
26	Unifi, Inc.(a)	461
22	Weyco Group, Inc.	349
		15,624
	ASSET MANAGEMENT - 0.9%
34	Associated Capital Group, Inc., Class A	1,194
22	BM Technologies, Inc.(a)	306
275	Boston Private Financial Holdings, Inc.	2,324
112	Community Bankers Trust Corporation	756
138	Entasis Therapeutics Holdings, Inc.(a)	341
14	First Western Financial, Inc.(a)	274
45	Hennessy Advisors, Inc.	384
13	Medallion Financial Corporation(a)	64
7	Mediaco Holding, Inc.(a)	18
419	ODP Corporation (The)	12,276
132	Oppenheimer Holdings, Inc., Class A	4,149

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	ASSET MANAGEMENT - 0.9% (Continued)
37	PennantPark Investment Corporation	$171
171	SuRo Capital Corporation	2,238
105	TCG BDC, Inc.	1,077
		25,572
	AUTOMOTIVE - 1.9%
238	American Axle & Manufacturing Holdings, Inc.(a)	1,985
665	China Automotive Systems, Inc.(a)	4,150
104	Cooper Tire & Rubber Company	4,212
260	Dana, Inc.	5,075
549	Goodyear Tire & Rubber Company (The)	5,989
458	Harley-Davidson, Inc.	16,809
276	Methode Electronics, Inc.	10,565
34	Miller Industries, Inc.	1,293
225	Modine Manufacturing Company(a)	2,826
		52,904
	BANKING - 21.0%
61	American National Bankshares, Inc.	1,599
82	American River Bankshares	1,078
627	Associated Banc-Corporation	10,690
274	Atlantic Union Bankshares Corporation	9,026
12	Bank of Princeton (The)	281
378	Bank OZK	11,820
97	BankFinancial Corporation	852
219	BankUnited, Inc.	7,617
75	Bar Harbor Bankshares	1,694
183	Berkshire Hills Bancorp, Inc.	3,133
339	BOK Financial Corporation	23,215
108	Bridge Bancorp, Inc.	2,611
904	Cadence BanCorporation	14,844
86	Capstar Financial Holdings, Inc.	1,268
52	CBM Bancorp, Inc.	691
147	Central Pacific Financial Corporation	2,794
348	CIT Group, Inc.	12,493
83	Citizens Community Bancorp, Inc.	904
114	Civista Bancshares, Inc.	1,998

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 21.0% (Continued)
18	Codorus Valley Bancorp, Inc.	$305
10	Community Financial Corporation (The)	265
56	County Bancorp, Inc.	1,236
198	Customers Bancorp, Inc.(a)	3,600
135	Dime Community Bancshares, Inc.	2,129
138	Eagle Bancorp, Inc.	5,699
84	ESSA Bancorp, Inc.	1,260
31	Financial Institutions, Inc.	697
277	First Bancorp	9,371
379	First Busey Corporation	8,167
48	First Business Financial Services, Inc.	884
248	First Commonwealth Financial Corporation	2,713
378	First Financial Bancorp	6,626
114	First Financial Corporation	4,429
99	First Financial Northwest, Inc.	1,129
234	First Hawaiian, Inc.	5,518
2,026	First Horizon Corporation	25,852
459	First Midwest Bancorp, Inc.	7,307
90	First Northwest Bancorp	1,404
1,548	FNB Corporation	14,706
395	Fulton Financial Corporation	5,024
526	Great Western Bancorp, Inc.	10,993
428	Hancock Whitney Corporation	14,561
200	Hanmi Financial Corporation	2,268
218	Heartland Financial USA, Inc.	8,801
1,030	Hilltop Holdings, Inc.	28,335
20	HomeStreet, Inc.	675
102	HomeTrust Bancshares, Inc.	1,970
891	Hope Bancorp, Inc.	9,721
109	Horizon Bancorp, Inc.	1,729
147	Howard Bancorp, Inc.(a)	1,736
678	Investors Bancorp, Inc.	7,160
207	Lakeland Bancorp, Inc.	2,629
115	LCNB Corporation	1,689

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 21.0% (Continued)
79	Mackinac Financial Corporation	$1,008
164	Meridian Bancorp, Inc.	2,445
100	MidWestOne Financial Group, Inc.	2,450
1,083	New York Community Bancorp, Inc.	11,426
232	OceanFirst Financial Corporation	4,322
1,096	Old National Bancorp	18,150
10	Old Point Financial Corporation	190
45	OP Bancorp	346
686	PacWest Bancorp	17,424
21	Pathfinder Bancorp, Inc.	241
135	PCB Bancorp	1,365
165	Peoples Bancorp, Inc.	4,470
245	Pinnacle Financial Partners, Inc.	15,778
45	Premier Financial Bancorp, Inc.	598
245	Provident Financial Services, Inc.	4,400
230	Renasant Corporation	7,746
137	Riverview Financial Corporation	1,254
12	SB Financial Group, Inc.	219
112	Select Bancorp, Inc.(a)	1,061
406	Simmons First National Corporation, Class A	8,766
120	SmartFinancial, Inc.	2,177
36	South State Corporation	2,603
237	Southern National Bancorp of Virginia, Inc.	2,870
456	Sterling Bancorp	8,199
1,302	Synovus Financial Corporation	42,146
530	TCF Financial Corporation	19,621
313	Towne Bank	7,349
1,294	Umpqua Holdings Corporation	19,591
53	United Bancshares, Inc.	1,296
362	United Bankshares, Inc.	11,729
134	Univest Financial Corporation	2,758
843	Valley National Bancorp	8,219
773	Webster Financial Corporation	32,582
142	WesBanco, Inc.	4,254

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 21.0% (Continued)
276	Wintrust Financial Corporation	$16,861
		595,110
	BEVERAGES - 0.0%(b)
8	Coffee Holding Company, Inc.(a)	31

	BIOTECH & PHARMA - 2.6%
193	Akebia Therapeutics, Inc.(a)	540
21	ANI Pharmaceuticals, Inc.(a)	610
83	Cumberland Pharmaceuticals, Inc.(a)	244
41	Eagle Pharmaceuticals, Inc.(a)	1,909
169	Emergent BioSolutions, Inc.(a)	15,142
841	Innoviva, Inc.(a)	10,420
78	Lannett Company, Inc.(a)	509
81	MacroGenics, Inc.(a)	1,852
141	Minerva Neurosciences, Inc.(a)	330
180	Prestige Consumer Healthcare, Inc.(a)	6,277
376	Sangamo Therapeutics, Inc.(a)	5,867
112	Travere Therapeutics, Inc.(a)	3,053
174	United Therapeutics Corporation(a)	26,411
467	Verastem, Inc.(a)	995
		74,159
	CHEMICALS - 2.0%
126	AdvanSix, Inc.(a)	2,519
207	American Vanguard Corporation	3,213
385	Element Solutions, Inc.	6,826
34	Hawkins, Inc.	1,778
56	Haynes International, Inc.	1,335
700	Huntsman Corporation	17,598
164	Kraton Corporation(a)	4,557
141	Minerals Technologies, Inc.	8,759
28	Oil-Dri Corp of America	954
70	PQ Group Holdings, Inc.	998
102	Trecora Resources(a)	713

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	CHEMICALS - 2.0% (Continued)
457	Univar Solutions, Inc.(a)	$8,688
		57,938
	COMMERCIAL SUPPORT SERVICES - 1.4%
56	ABM Industries, Inc.	2,119
28	BrightView Holdings, Inc.(a)	423
137	Deluxe Corporation	4,000
163	Emerald Holding, Inc.	884
156	Ennis, Inc.	2,785
90	GP Strategies Corporation(a)	1,067
77	Heidrick & Struggles International, Inc.	2,262
106	Kelly Services, Inc., Class A	2,180
18	Korn Ferry	783
131	ManpowerGroup, Inc.	11,814
110	Quest Resource Holding Corporation(a)	252
79	Resources Connection, Inc.	993
204	Schnitzer Steel Industries, Inc., Class A	6,510
72	TrueBlue, Inc.(a)	1,346
28	Vectrus, Inc.(a)	1,392
		38,810
	CONSTRUCTION MATERIALS - 0.2%
199	Apogee Enterprises, Inc.	6,304

	CONSUMER SERVICES - 0.7%
134	Adtalem Global Education, Inc.(a)	4,549
81	American Public Education, Inc.(a)	2,469
12	Graham Holdings Company, Class B	6,401
130	Matthews International Corporation, Class A	3,822
183	Perdoceo Education Corporation(a)	2,311
		19,552
	CONTAINERS & PACKAGING - 0.1%
121	TriMas Corporation(a)	3,832

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	E-COMMERCE DISCRETIONARY - 0.1%
137	Lands’ End, Inc.(a)	$2,955

	ELECTRICAL EQUIPMENT - 0.6%
61	Bel Fuse, Inc., Class B	917
97	Belden, Inc.	4,064
174	Houston Wire & Cable Company (a)	485
228	Kimball Electronics, Inc.(a)	3,646
243	LSI Industries, Inc.	2,080
48	Powell Industries, Inc.	1,416
48	Preformed Line Products Company	3,285
		15,893
	ENGINEERING & CONSTRUCTION - 2.3%
190	Aegion Corporation(a)	3,608
106	Dycom Industries, Inc.(a)	8,005
137	EMCOR Group, Inc.	12,530
371	Fluor Corporation	5,925
162	Granite Construction, Inc.	4,327
70	Limbach Holdings, Inc.(a)	863
183	MasTec, Inc.(a)	12,477
192	Mistras Group, Inc.(a)	1,490
160	MYR Group, Inc.(a)	9,616
185	Orion Group Holdings, Inc.(a)	918
50	Primoris Services Corporation	1,380
248	Sterling Construction Company, Inc.(a)	4,615
20	VSE Corporation	770
		66,524
	ENTERTAINMENT CONTENT - 0.1%
100	AMC Networks, Inc., Class A(a)	3,577

	FOOD - 1.0%
75	Alico, Inc.	2,327
512	B&G Foods, Inc.	14,198
276	Hostess Brands, Inc.(a)	4,041
111	Nature’s Sunshine Products, Inc.(a)	1,659

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	FOOD - 1.0% (Continued)
380	S&W Seed Company(a)	$1,113
24	Sanderson Farms, Inc.	3,173
45	Tootsie Roll Industries, Inc.	1,336
19	TreeHouse Foods, Inc.(a)	807
		28,654
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
165	Domtar Corporation	5,222
119	Glatfelter Corporation	1,949
70	Mercer International, Inc.	718
29	Neenah, Inc.	1,604
90	Schweitzer-Mauduit International, Inc.	3,619
114	Verso Corporation, Class A	1,370
		14,482
	HEALTH CARE FACILITIES & SERVICES - 1.8%
741	MEDNAX, Inc.(a)	18,184
1,630	OPKO Health, Inc.(a)	6,438
16	Owens & Minor, Inc.	433
513	Patterson Companies, Inc.	15,200
18	Psychemedics Corporation	92
380	Select Medical Holdings Corporation(a)	10,511
		50,858
	HOME & OFFICE PRODUCTS - 0.5%
240	ACCO Brands Corporation	2,028
90	Hooker Furniture Corporation	2,902
4	Kewaunee Scientific Corporation(a)	50
364	Knoll, Inc.	5,344
276	Steelcase, Inc., Class A	3,740
		14,064
	HOME CONSTRUCTION - 2.1%
41	American Woodmark Corporation(a)	3,848
256	Beazer Homes USA, Inc.(a)	3,878
80	Century Communities, Inc.(a)	3,502
198	Green Brick Partners, Inc.(a)	4,546
9	Griffon Corporation	184

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	HOME CONSTRUCTION - 2.1% (Continued)
160	Interface, Inc.	$1,680
143	KB Home	4,793
91	LGI Homes, Inc.(a)	9,632
88	M/I Homes, Inc.(a)	3,898
89	MDC Holdings, Inc.	4,325
96	Meritage Homes Corporation(a)	7,951
142	Toll Brothers, Inc.	6,173
351	TRI Pointe Group, Inc.(a)	6,055
		60,465
	HOUSEHOLD PRODUCTS - 1.5%
304	Central Garden & Pet Company, Class A(a)	11,044
84	Clearwater Paper Corporation(a)	3,171
195	Crown Crafts, Inc.	1,394
337	Edgewell Personal Care Company	11,654
138	Quanex Building Products Corporation	3,060
144	Spectrum Brands Holdings, Inc.	11,373
		41,696
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.4%
124	Ampco-Pittsburgh Corporation(a)	679
136	AZZ, Inc.	6,452
26	Eastern Company (The)	627
102	L B Foster Company, Class A(a)	1,535
122	Park-Ohio Holdings Corporation	3,770
322	Timken Company (The)	24,910
70	Tredegar Corporation	1,169
		39,142
	INDUSTRIAL SUPPORT SERVICES - 1.1%
151	CAI International, Inc.	4,717
95	DXP Enterprises, Inc.(a)	2,112
299	Herc Holdings, Inc.(a)	19,857
54	WESCO International, Inc.(a)	4,239
		30,925
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
322	Cowen, Inc., Class A	8,369

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.5% (Continued)
1,363	Jefferies Financial Group, Inc.	$33,530
		41,899
	INSURANCE - 6.5%
187	Ambac Financial Group, Inc.(a)	2,876
360	American Equity Investment Life Holding Company	9,958
159	American National Group, Inc.	15,283
513	Brighthouse Financial, Inc.(a)	18,573
844	CNO Financial Group, Inc.	18,762
40	Employers Holdings, Inc.	1,288
90	FBL Financial Group, Inc., Class A	4,726
179	FedNat Holding Company	1,060
3,604	Genworth Financial, Inc., Class A(a)	13,623
490	Heritage Insurance Holdings, Inc.	4,964
13	Horace Mann Educators Corporation	546
36	National General Holdings Corporation	1,230
40	National Western Life Group, Inc., Class A	8,258
385	ProAssurance Corporation	6,849
135	Protective Insurance Corporation, Class B	1,851
1,621	Radian Group, Inc.	32,825
103	Security National Financial Corporation, Class A(a)	860
150	United Fire Group, Inc.	3,765
418	United Insurance Holdings Corporation	2,391
1,307	Unum Group	29,982
4	White Mountains Insurance Group Ltd.	4,003
		183,673
	INTERNET MEDIA & SERVICES - 0.2%
241	Cars.com, Inc.(a)	2,723
1,146	DHI Group, Inc.(a)	2,544
328	TrueCar, Inc.(a)	1,378
		6,645
	LEISURE FACILITIES & SERVICES - 1.3%
15	Ark Restaurants Corporation	291
37	Biglari Holdings, Inc.(a)	4,114
397	Carrols Restaurant Group, Inc.(a)	2,493

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	LEISURE FACILITIES & SERVICES - 1.3% (Continued)
124	Chuy’s Holdings, Inc.(a)	$3,285
441	El Pollo Loco Holdings, Inc.(a)	7,982
172	Fiesta Restaurant Group, Inc.(a)	1,961
108	Full House Resorts, Inc.(a)	424
39	Golden Entertainment, Inc.(a)	776
108	J Alexander’s Holdings, Inc.(a)	787
331	Marcus Corporation (The)	4,462
42	Potbelly Corporation(a)	185
104	RCI Hospitality Holdings, Inc.	4,102
266	Red Robin Gourmet Burgers, Inc.(a)	5,115
		35,977
	LEISURE PRODUCTS - 0.9%
63	American Outdoor Brands, Inc.(a)	1,073
118	Escalade, Inc.	2,498
252	Smith & Wesson Brands, Inc.	4,473
157	Thor Industries, Inc.	14,599
130	Vista Outdoor, Inc.(a)	3,089
		25,732
	MACHINERY - 4.2%
201	AGCO Corporation	20,721
639	Altra Industrial Motion Corporation	35,420
303	CECO Environmental Corporation(a)	2,109
1	CIRCOR International, Inc. (a)	38
233	Colfax Corporation(a)	8,910
91	Columbus McKinnon Corporation	3,498
117	Gencor Industries, Inc.(a)	1,439
314	Hillenbrand, Inc.	12,497
46	Hurco Companies, Inc.	1,380
36	Hyster-Yale Materials Handling, Inc., Class A	2,144
126	Intevac, Inc.(a)	909
177	Kennametal, Inc.	6,415
67	LS Starrett Company (The), Class A(a)	283
170	Manitowoc Company, Inc. (The)(a)	2,263
1,072	NN, Inc. (a)	7,043

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 4.2% (Continued)
73	Regal Beloit Corporation	$8,965
14	SPX FLOW, Inc.(a)	811
119	Terex Corporation	4,152
		118,997
	MEDICAL EQUIPMENT & DEVICES - 0.6%
720	Accuray, Inc.(a)	3,002
155	AngioDynamics, Inc.(a)	2,376
96	Avanos Medical, Inc.(a)	4,405
20	CryoLife, Inc. (a)	472
300	Harvard Bioscience, Inc.(a)	1,287
17	Luminex Corporation	393
41	Natus Medical, Inc.(a)	822
146	OraSure Technologies, Inc.(a)	1,545
9	Utah Medical Products, Inc.	759
45	Varex Imaging Corporation(a)	751
		15,812
	METALS & MINING - 0.9%
445	Alcoa Corporation(a)	10,257
52	Encore Wire Corporation	3,150
812	Hecla Mining Company	5,262
657	SunCoke Energy, Inc.	2,858
235	Warrior Met Coal, Inc.	5,010
		26,537
	OIL & GAS PRODUCERS - 2.6%
144	Bonanza Creek Energy, Inc.(a)	2,784
815	Earthstone Energy, Inc., Class A(a)	4,344
1,284	EQT Corporation	16,320
958	Equitrans Midstream Corporation	7,702
556	HollyFrontier Corporation	14,373
120	Matador Resources Company(a)	1,447
442	PBF Energy, Inc., Class A	3,138
233	PDC Energy, Inc.(a)	4,783
22	Plains GP Holdings, L.P., Class A	186
4,666	Southwestern Energy Company(a)	13,905

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	OIL & GAS PRODUCERS - 2.6% (Continued)
173	World Fuel Services Corporation	$5,391
		74,373
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
215	Helmerich & Payne, Inc.	4,979
175	Natural Gas Services Group, Inc.(a)	1,659
		6,638
	PUBLISHING & BROADCASTING - 2.1%
199	Beasley Broadcast Group, Inc., Class A	297
60	Cumulus Media, Inc., Class A(a)	523
130	Emmis Communications Corporation(a)	237
1,606	Entravision Communications Corporation, Class A	4,416
853	EW Scripps Company (The), Class A	13,042
476	Gray Television, Inc.(a)	8,516
81	Houghton Mifflin Harcourt Company(a)	270
476	Meredith Corporation	9,139
70	Saga Communications, Inc., Class A	1,681
212	Scholastic Corporation	5,300
624	TEGNA, Inc.	8,705
445	Townsquare Media, Inc., Class A	2,964
193	Tribune Publishing Company	2,644
360	Urban One, Inc.(a)	421
		58,155
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
24	FRP Holdings, Inc.(a)	1,093
14	Stratus Properties, Inc.(a)	357
		1,450
	REAL ESTATE SERVICES - 0.4%
59	RE/MAX Holdings, Inc., Class A	2,143
738	Realogy Holdings Corporation(a)	9,683
		11,826
	RENEWABLE ENERGY - 1.0%
266	FutureFuel Corporation	3,378
141	Green Plains, Inc. (a)	1,857
314	Renewable Energy Group, Inc.(a)	22,238

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	RENEWABLE ENERGY - 1.0% (Continued)
100	Ultralife Corporation(a)	$647
		28,120
	RETAIL - CONSUMER STAPLES - 1.0%
221	Big Lots, Inc.	9,488
135	Ingles Markets, Inc., Class A	5,759
147	Rite Aid Corporation(a)	2,327
179	SpartanNash Company	3,116
60	Village Super Market, Inc., Class A	1,324
140	Weis Markets, Inc.	6,693
		28,707
	RETAIL - DISCRETIONARY - 8.9%
18	Aaron’s Company, Inc. (The)(a)	341
226	Abercrombie & Fitch Company, Class A	4,601
50	American Eagle Outfitters, Inc.	1,004
20	America’s Car-Mart, Inc.(a)	2,197
292	AutoNation, Inc.(a)	20,379
256	Beacon Roofing Supply, Inc.(a)	10,289
476	Bed Bath & Beyond, Inc.	8,454
199	Big 5 Sporting Goods Corporation	2,032
88	Children’s Place, Inc. (The)	4,409
333	Conn’s, Inc.(a)	3,893
312	Container Store Group, Inc. (The)(a)	2,976
20	Designer Brands, Inc., Class A	153
386	Dick’s Sporting Goods, Inc.	21,697
102	Ethan Allen Interiors, Inc.	2,061
224	Foot Locker, Inc.	9,059
259	Foundation Building Materials, Inc.(a)	4,975
151	GMS, Inc.(a)	4,602
271	Group 1 Automotive, Inc.	35,539
173	Guess?, Inc.	3,913
57	Haverty Furniture Companies, Inc.	1,577
19	Hertz Global Holdings, Inc.(a)	24
38	Hibbett Sports, Inc.(a)	1,755
750	Kohl’s Corporation	30,518

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL - DISCRETIONARY - 8.9% (Continued)
103	La-Z-Boy, Inc.	$4,104
170	Penske Automotive Group, Inc.	10,096
2,853	Qurate Retail, Inc. - Series A	31,297
432	Rush Enterprises, Inc., Class A	17,893
63	Sonic Automotive, Inc., Class A	2,430
111	Tilly’s, Inc., Class A	906
276	Urban Outfitters, Inc.(a)	7,066
265	Vera Bradley, Inc.(a)	2,109
5	Zumiez, Inc.(a)	184
		252,533
	SEMICONDUCTORS - 1.5%
1,075	Amkor Technology, Inc.	16,211
127	Amtech Systems, Inc.(a)	810
16	Data I/O Corporation(a)	66
488	Photronics, Inc.(a)	5,446
12	Rambus, Inc.(a)	210
183	Ultra Clean Holdings, Inc.(a)	5,700
547	Veeco Instruments, Inc.(a)	9,496
260	Vishay Intertechnology, Inc.	5,385
		43,324
	SOFTWARE - 2.0%
944	Allscripts Healthcare Solutions, Inc.(a)	13,631
214	Avaya Holdings Corporation(a)	4,098
205	ChannelAdvisor Corporation(a)	3,276
110	Computer Programs and Systems, Inc.	2,952
273	Donnelley Financial Solutions, Inc.(a)	4,633
90	Ebix, Inc.	3,417
149	NextGen Healthcare, Inc.(a)	2,718
181	SeaChange International, Inc.(a)	253
288	Support.com, Inc. (a)	634
71	Verint Systems, Inc.(a)	4,770
771	Xperi Holding Corporation	16,114
		56,496

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	SPECIALTY FINANCE - 4.2%
178	Alliance Data Systems Corporation	$13,190
20	Consumer Portfolio Services, Inc.(a)	85
221	Encore Capital Group, Inc.(a)	8,608
561	EZCORP, Inc., Class A(a)	2,687
110	GATX Corporation	9,150
190	General Finance Corporation(a)	1,617
4	Investors Title Company	612
27	Marlin Business Services Corporation	330
1,351	MGIC Investment Corporation	16,955
98	Nelnet, Inc., Class A	6,981
57	Nicholas Financial, Inc.(a)	478
1,081	OneMain Holdings, Inc.	52,061
37	PROG Holdings, Inc.	1,993
81	Regional Management Corporation	2,419
49	Willis Lease Finance Corporation(a)	1,493
		118,659
	STEEL - 1.7%
168	Carpenter Technology Corporation	4,892
960	Commercial Metals Company	19,718
86	Friedman Industries, Inc.	590
158	Northwest Pipe Company(a)	4,472
258	Olympic Steel, Inc.	3,439
922	United States Steel Corporation	15,462
		48,573
	TECHNOLOGY HARDWARE - 5.9%
239	ADTRAN, Inc.	3,530
100	Applied Optoelectronics, Inc.(a)	851
2	AstroNova, Inc.	21
82	Aviat Networks, Inc.(a)	2,800
242	Avnet, Inc.	8,497
200	Aware, Inc.(a)	700
88	Benchmark Electronics, Inc.	2,377
940	CommScope Holding Company, Inc.(a)	12,596
196	Communications Systems, Inc.	896

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY HARDWARE - 5.9% (Continued)
896	Daktronics, Inc.	$4,193
104	InterDigital, Inc.	6,311
492	Jabil, Inc.	20,925
56	Key Tronic Corporation(a)	386
207	Knowles Corporation(a)	3,815
265	Maxar Technologies, Inc.	10,226
677	NCR Corporation(a)	25,435
314	NETGEAR, Inc.(a)	12,758
762	NetScout Systems, Inc.(a)	20,894
63	PCTEL, Inc.	414
477	Pitney Bowes, Inc.	2,938
252	Sanmina Corporation(a)	8,036
229	TTM Technologies, Inc.(a)	3,159
5	Vishay Precision Group, Inc.(a)	158
574	Xerox Holdings Corporation	13,311
443	ZAGG, Inc.(a)	1,847
		167,074
	TECHNOLOGY SERVICES - 1.4%
793	DXC Technology Company	20,420
101	Insight Enterprises, Inc.(a)	7,685
54	ManTech International Corporation, Class A	4,803
91	NetSol Technologies, Inc.(a)	346
132	Sykes Enterprises, Inc.(a)	4,972
		38,226
	TELECOMMUNICATIONS - 1.1%
1,499	Alaska Communications Systems Group, Inc.	5,531
353	EchoStar Corporation, Class A(a)	7,480
563	ORBCOMM, Inc.(a)	4,178
109	Spok Holdings, Inc.	1,213
683	Telephone and Data Systems, Inc.	12,683
		31,085
	TOBACCO & CANNABIS - 0.3%
155	Universal Corporation	7,535

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)
	TRANSPORTATION & LOGISTICS - 1.8%
144	Alaska Air Group, Inc.	$7,488
308	Atlas Air Worldwide Holdings, Inc.(a)	16,798
9	Echo Global Logistics, Inc.(a)	241
152	Hawaiian Holdings, Inc.	2,690
32	Hub Group, Inc., Class A(a)	1,824
128	Kirby Corporation(a)	6,634
20	Macquarie Infrastructure Corporation	751
29	Patriot Transportation Holding, Inc.	255
113	Ryder System, Inc.	6,979
59	Schneider National, Inc., Class B	1,221
66	SEACOR Holdings, Inc.(a)	2,736
111	SkyWest, Inc.	4,475
		52,092
	TRANSPORTATION EQUIPMENT - 0.5%
216	Greenbrier Companies, Inc. (The)	7,858
181	REV Group, Inc.	1,595
195	Trinity Industries, Inc.	5,146
45	Wabash National Corporation	775
		15,374
	WHOLESALE - CONSUMER STAPLES - 0.5%
234	Core-Mark Holding Company, Inc.	6,873
520	United Natural Foods, Inc.(a)	8,304
		15,177
	WHOLESALE - DISCRETIONARY - 1.0%
36	Educational Development Corporation	553
39	ePlus, Inc.(a)	3,430
431	G-III Apparel Group Ltd.(a)	10,232
199	KAR Auction Services, Inc.	3,703
106	PC Connection, Inc.	5,013
232	ScanSource, Inc.(a)	6,120
7	Wayside Technology Group, Inc.	134
		29,185

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS — 99.1% (Continued)

	TOTAL COMMON STOCKS (Cost $2,165,800)	$2,810,413

	PARTNERSHIP SHARES — 0.7%
	METALS & MINING - 0.1%
774	Alliance Resource Partners, L.P.	3,466

	OIL & GAS PRODUCERS - 0.5%
188	NGL Energy Partners, L.P.	451
1,426	Plains All American Pipeline, L.P.	11,751
		12,202
	REIT - 0.1%
190	Landmark Infrastructure Partners, L.P.	2,037

	SPECIALTY FINANCE - 0.0% (b)
224	America First Multifamily Investors, L.P.	952

	TOTAL PARTNERSHIP SHARES (Cost $17,324)	18,657

	REIT — 0.1%
	MORTGAGE FINANCE - 0.1%
214	Ellington Financial, Inc.	3,176

	TOTAL REIT (Cost $3,260)	3,176

	MONEY MARKET FUND - 0.7%
19,076	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01%(c)	19,076

	TOTAL MONEY MARKET FUND (Cost $19,076)	19,076

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020

Shares		Value
	TOTAL INVESTMENTS - 100.6% (Cost $2,205,460)	$2,851,322
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(16,066)
	NET ASSETS - 100.0%	$2,835,256

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2020.

LP - Limited Partnership

REIT - Real Estate Investment Trust.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	Acclivity Mid Cap		Acclivity Small Cap
	Multi-Style Fund		Value Fund
ASSETS
Investment securities:
At cost	$132,566		$2,205,460
At value	$163,341		$2,851,322
Dividends and interest receivable	106		2,394
Receivable due from Advisor	2,473		9,857
Prepaid expenses and other assets	1,152		1,864
TOTAL ASSETS	167,072		2,865,437

LIABILITIES
Payable for Fund shares redeemed	—		15
Audit fees payable	12,200		12,205
Distribution (12b-1) fees payable	—		6
Payable to related parties	9,135		10,953
Accrued expenses and other liabilities	3,924		7,002
TOTAL LIABILITIES	25,259		30,181
NET ASSETS	$141,813		$2,835,256

Net Assets Consist Of:
Paid in capital	$125,020		$2,551,759
Accumulated earnings	16,793		283,497
NET ASSETS	$141,813		$2,835,256

Net Asset Value Per Share:
Class I Shares:
Net Assets	$141,802		$2,825,024
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,842		228,037
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.04		$12.39

Class N Shares:
Net Assets	$11		$10,232
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		827
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.04	(a)	$12.37

(a)	Net asset value may not recalculate due to the rounding of net assets.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF OPERATIONS
For the Year or Period* Ended December 31, 2020

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund
INVESTMENT INCOME
Dividends (Foreign Taxes Withheld - $1 and $0, respectively)	$1,682	$61,406
Interest	28	112
TOTAL INVESTMENT INCOME	1,710	61,518

EXPENSES
Investment advisory fees	428	10,228
Distribution (12b-1) fees:
Class N	—	6
Transfer agent fees	24,195	26,740
Trustees’ fees	19,077	27,480
Legal fees	21,204	21,643
Administration fees	15,237	21,866
Audit fees	12,200	6,408
Compliance officer fees	3,686	2,600
Registration fees	614	4,323
Custody fees	4,988	1,852
Shareholder reporting expense	3,336	2,819
Fund accounting fees	65	1,250
Third party administrative servicing fees	—	1,074
Insurance expense	9	75
Other expenses	2,857	1,514
TOTAL EXPENSES	107,896	129,878

Less: Fees waived/reimbursed by the Adviser	(107,373)	(117,329)

NET EXPENSES	523	12,549
NET INVESTMENT INCOME	1,187	48,969

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from investments	(15,169)	(410,033)
Distributions of realized gains from underlying investment companies	—	7
Net change in unrealized appreciation on investments	30,775	551,561

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,606	141,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,793	$190,504

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period* Ended
December 31,
2020
FROM OPERATIONS
Net investment income	$1,187
Net realized loss from investments	(15,169)
Net change in unrealized appreciation of investments	30,775
Net increase in net assets resulting from operations	16,793

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	125,010
Class N	10
Net increase in net assets from shares of beneficial interest	125,020

TOTAL INCREASE IN NET ASSETS	141,813

NET ASSETS
Beginning of Period	—
End of Period	$141,813

SHARE ACTIVITY - CLASS I
Shares sold	12,842
Net increase in shares of beneficial interest outstanding	12,842

SHARE ACTIVITY - CLASS N
Shares sold	1
Net increase in shares of beneficial interest outstanding	1

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period* Ended
	December 31,	December 31,
	2020	2019
FROM OPERATIONS
Net investment income	$48,969	$12,214
Net realized gain/(loss) from security investments	(410,033)	57,329
Distributions of realized gains from underlying investment companies	7	63
Net change in unrealized appreciation of investments	551,561	94,301
Net increase in net assets resulting from operations	190,504	163,907

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	(55,855)	(15,059)
Class N ^	(0)	(0)
	(55,855)	(15,059)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	435,810	2,691,627
Class N	20,000	32,013
Net asset value of shares issued in reinvestment of distributions
Class I	55,182	14,807
Class N ^	0	0
Payments for shares redeemed
Class I	(624,862)	(29,296)
Class N	(12,494)	(31,028)
Net increase/(decrease) in net assets from shares of beneficial interest	(126,364)	2,678,123

TOTAL INCREASE IN NET ASSETS	8,285	2,826,971

NET ASSETS
Beginning of Period	2,826,971	—
End of Period	$2,835,256	$2,826,971

SHARE ACTIVITY - CLASS I
Shares sold	46,406	241,722
Shares reinvested	4,509	1,284
Shares redeemed	(63,350)	(2,534)
Net increase/(decrease) in shares of beneficial interest outstanding	(12,435)	240,472

SHARE ACTIVITY - CLASS N
Shares sold	1,888	2,861
Shares reinvested #	0	0
Shares redeemed	(1,062)	(2,860)
Net increase in shares of beneficial interest outstanding	826	1

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period* Ended December 31, 2020
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.10
Net realized and unrealized gain on investments	0.94
Total from investment operations	1.04
Net asset value, end of period	$11.04
Total return (2)(3)	10.40%
Net assets, at end of period (000s)	$142
Ratio of gross expenses to average net assets (4)(5)(6)	97.49%
Ratio of net expenses to average net assets (5)(6)	0.47%
Ratio of net investment income to average net assets (5)(6)	1.07%
Portfolio turnover rate (3)	47%

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class N
Period* Ended December 31, 2020
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.10
Net realized and unrealized gain on investments	0.94
Total from investment operations	1.04
Net asset value, end of period	$11.04
Total return (2)(3)	10.40%
Net assets, at end of period (4)	$11
Ratio of gross expenses to average net assets (5)(6)(7)	97.74%
Ratio of net expenses to average net assets (6)(7)	0.72%
Ratio of net investment income to average net assets (6)(7)	0.82%
Portfolio turnover rate (3)	47%

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended	Period* Ended
	December 31,	December 31,
	2020	2019
Net asset value, beginning of period	$11.76	$10.00
Activity from investment operations:
Net investment income (1)	0.21	0.15
Net realized and unrealized gain on investments	0.67	1.69
Total from investment operations	0.88	1.84
Less distributions from:
Net investment income	(0.01)	(0.08)
Net realized gains	(0.24)	—
Total distributions	(0.25)	(0.08)
Net asset value, end of period	$12.39	$11.76
Total return (2)	7.51%	18.44	% (6)
Net assets, at end of period (000s)	$2,825	$2,827
Ratio of gross expenses to average net assets (3)(4)	5.62%	14.59	% (5)
Ratio of net expenses to average net assets (4)	0.54%	0.67	% (5)
Ratio of net investment income to average net assets (4)	2.12%	1.34	% (5)
Portfolio turnover rate	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Year Ended	Period* Ended
	December 31,	December 31,
	2020	2019
Net asset value, beginning of period	$11.75	$10.00
Activity from investment operations:
Net investment income (1)	0.26	0.16
Net realized and unrealized gain on investments	0.61	1.67
Total from investment operations	0.87	1.83
Less distributions from:
Net investment income	(0.01)	(0.08)
Net realized gains	(0.24)	—
Total distributions	(0.25)	(0.08)
Net asset value, end of period	$12.37	$11.75
Total return (2)	7.43%	18.34	% (6)
Net assets, at end of period (000s)	$10	$12	(7)
Ratio of gross expenses to average net assets (3)(4)	5.87%	81.62	% (5)
Ratio of net expenses to average net assets (4)	0.79%	0.92	% (5)
Ratio of net investment income to average net assets (4)	1.87%	1.44	% (5)
Portfolio turnover rate	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Represents actual net assets.

See accompanying notes to financial statements.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Fund”) and Acclivity Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund,” collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of the Mid Cap Fund was December 31, 2019 and the Mid Cap Fund commenced operations on January 2, 2020. The inception date of the Small Cap Fund was December 31, 2018 and the Small Cap Fund commenced operations on January 2, 2019. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i)

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for each Fund’s assets measured at fair value:

Acclivity Mid Cap Multi-Style Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$136,303	$—	$—	$136,303
Money Market Fund	27,038	—	—	27,038
Total	$163,341	$—	$—	$163,341

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,810,413	$—	$—	$2,810,413
Partnership Shares	18,657	—	—	18,657
REIT	3,176	—	—	3,176
Money Market Fund	19,076	—	—	19,076
Total	$2,851,322	$—	$—	$2,851,322

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Schedule of Investments for classification.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the Small Cap Fund’s December 31, 2019 year-end, or expected to be taken in the Funds’ December 31, 2020 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

3.	INVESTMENT TRANSACTIONS

For the year or period ended December 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Mid Cap	$170,279	$49,583
Small Cap	1,508,095	1,634,802

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Effective May 1, 2020, the Funds pay the Adviser a management fee at an annual rate of 0.35% and 0.39% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. Prior to May 1, 2020, as compensation for its services and the related expenses borne by the Adviser, the Funds paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% and 0.55% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. For the period ended December 31, 2020, the Adviser earned $428 and $10,228 from the Mid Cap Fund and Small Cap Fund, respectively.

Effective May 1, 2020, pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2022, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding taxes, leverage interest, brokerage fees and commissions, expenses of investing in underlying funds, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of a Fund’s business) do not exceed 0.44% and 0.69% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.48% and 0.73% for Class I and Class N shares of the Small Cap Fund, respectively. Prior to May 1, 2020, the Advisor agreed to waive/reimburse expenses to the extent necessary that the total expenses did not exceed 0.55% and 0.80% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.67% and 0.92% for Class I and Class N shares of the Small Cap Fund, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause a Fund’s operating expenses to exceed its expense limitation. If a Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for a Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

The Board may terminate this expense reimbursement arrangement at any time. For the year ended December 31, 2020, the Adviser waived advisory fees and reimbursed the Mid Cap Fund and Small Cap Fund for expenses in the amounts of $107,373 and $117,329, respectively.

The following amounts are subject to recapture by the Funds by the following date:

	12/31/2022	12/31/2023
Mid Cap	N/A	$107,373
Small Cap	$135,510	$117,329

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Funds are permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the year or period ended December 31, 2020, pursuant to the Class N Plan, the Mid Cap Fund and Small Cap Fund incurred $0 and $6 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2020, were as follows:

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Mid Cap Fund	$132,566	$33,439	$(2,664)	$30,775
Small Cap Fund	2,207,369	759,964	(116,011)	643,953

6.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended December 31, 2020 and December 31, 2019 was as follows:

For fiscal year or period	Ordinary	Long-Term
ended December 31, 2020	Income	Capital Gains	Total
Mid Cap Fund	$—	$—	$—
Small Cap Fund	55,589	266	55,855

For fiscal period ended	Ordinary	Long-Term
December 31, 2019	Income	Capital Gains	Total
Small Cap Fund	$15,059	$—	$15,059

As of December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Capital Loss	Other		Total
	Ordinary	Long-Term	Post October	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Loss	Forwards	Differences	Appreciation	Earnings
Mid Cap Fund	$1,187	$—	$—	$(15,169)	$—	$30,775	$16,793
Small Cap Fund	46,060	—	(6,398)	(400,118)	—	643,953	283,497

The difference between book basis and tax basis distributable earnings is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Small Cap Fund incurred and elected to defer such capital losses of $6,398.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

At December 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Mid Cap Fund	$15,169	$—	$15,169
Small Cap Fund	391,432	8,686	400,118

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2020, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
	Beneficial Owner	Shares
Mid Cap Fund	Innealta Capital, LLC	100%
Small Cap Fund	National Financial Services, LLC	60%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II

and the Shareholders of Acclivity Mid Cap Multi-Style Fund and

Acclivity Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Acclivity Mid Cap Multi-Style Fund and Acclivity Small Cap Value Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust II (the “Funds”), including the schedules of investments, as of December 31, 2020, and the related statements of operations, the statements of changes in net assets and financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2020, and the results of their operations, the changes in their net assets and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America

Fund	Statements of Operations and Changes in Net Assets and the Financial Highlights
Acclivity Mid Cap Multi-Style Fund	The statement of operations, changes in net assets and the financial highlights for the period from January 2, 2020 (commencement of operations) through December 31, 2020
Acclivity Small Cap Value Fund	The statement of operations for the year ended December 31, 2020, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from January 2, 2019 (commencement of operations) through December 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust II since 2012.

Philadelphia, Pennsylvania

March 1, 2021

Acclivity Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Annualized
		Account Value	Account Value	During Period *	Expense Ratio
Actual		7/1/20	12/31/20	7/1/20-12/31/20	During Period
Acclivity Mid Cap Multi-Style Fund
	Class I	$1,000.00	$1,306.50	$2.55	0.44%
	Class N	1,000.00	1,306.50	4.00	0.69%
Acclivity Small Cap Value Fund
	Class I	$1,000.00	$1,389.30	$2.88	0.48%
	Class N	1,000.00	1,388.70	4.38	0.73%

Hypothetical (5% return before Expenses)
Acclivity Mid Cap Multi-Style Fund
	Class I	$1,000.00	$1,022.92	$2.24	0.44%
	Class N	1,000.00	1,021.67	3.51	0.69%
Acclivity Small Cap Value Fund
	Class I	$1,000.00	$1,022.72	$2.44	0.48%
	Class N	1,000.00	1,021.47	3.71	0.73%

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 14, 2020, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Acclivity Small Cap Value Fund (“Acclivity Small Cap Value”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Small Cap Value. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for Acclivity Small Cap Value, including the team of individuals that primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. The Board noted the recent hiring of Dr. Glenn Freed as an investment strategist and portfolio manager for certain Acclivity Funds. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Small Cap Value; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with Acclivity Small Cap Value’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Acclivity Small Cap Value accurately describe the investment strategies of Acclivity Small Cap Value. The Board

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2020

then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions in order to meet its obligations to Acclivity Small Cap Value. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to Acclivity Small Cap Value were satisfactory.

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance for the one year and since inception periods for Acclivity Small Cap Value as of August 31, 2020. The Board noted that Acclivity Small Cap Value outperformed the peer group median and Morningstar category median but underperformed its benchmark (the S&P 500 Total Return Index) for the one year period, and outperformed the peer group median but underperformed the Morningstar category median and benchmark for the since inception period. The Board noted the portfolio managers’ ability to manage risk and the recent addition of investment team personnel. After further discussion, the Board concluded that Acclivity Small Cap Value’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed the Acclivity Small Cap Value’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Reports. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 0.39% of the average daily net assets of Acclivity Small Cap Value under the Innealta Advisory Agreement. The Board noted the advisory fee for Acclivity Small Cap Value was significantly lower than the peer group median and Morningstar category median. The Board also reviewed the net expenses for Acclivity Small Cap Value as compared to its peer group and Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2022, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.48% and 0.73% of Acclivity Small Cap Value’s average net assets for Class I and Class N shares, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to Acclivity Small Cap Value, the advisory fee charged by Innealta for Acclivity Small Cap Value was not unreasonable. The Board also noted their approval to lower the advisory fee and expense cap of Acclivity Small Cap Value at its meeting on April 22, 2020.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to Acclivity Small Cap Value based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with Acclivity Small Cap Value was not excessive.

Economies of Scale. As to the extent to which Acclivity Small Cap Value would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of Acclivity Small Cap Value, Innealta’s expectations for growth of Acclivity Small Cap Value, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Innealta Advisory Agreement are not unreasonable with respect to Acclivity Small Cap Value; (b) the investment advisory fee payable for Acclivity Small Cap Value pursuant to the Innealta Advisory Agreement is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of Acclivity Small Cap Value and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Innealta Advisory Agreement was in the best interest Acclivity Small Cap Value and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

Acclivity Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
December 31, 2020

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended December 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee ***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010).	4	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	4	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	4	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	4	Board Member, Orizon Investment Counsel (financial services company) (from 2001 to 2017)

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2020

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee ***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); Secretary of CLS Investments, LLC (from 2001 to 2018); Secretary of OrionAdvisor Services, LLC (from 2001 to 2018); Manager (from 2012 to 2015), General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel of Constellation Trust Company (from 2004 to 2018); CEO (from 2015 to 2018), Manager (from 2008 to 2015), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary of Blu Giant, LLC (from 2011 to 2018); Secretary of Gemini Fund Services, LLC (from 2012 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Secretary and General Counsel of NorthStar Holdings, LLC (from 2013 to 2015); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018) and Secretary and Chief Legal Officer of AdvisorOne Funds (from 2003 to 2018).	4	Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of NorthStar Financial Services Group, LLC (from 2012 to 2015); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company (from 2004 to 2018)
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC and Executive Vice President, Head of Fund Administration and Product, Gemini Fund Services, LLC (since 2019), President, Gemini Fund Services, LLC (2012 - 2019).	N/A	N/A
Richard Malinowski 1983	Secretary Since January 2018	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since February 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (since April 2017); Vice President and Counsel (April 2016 to 2017) and AVP and Staff Attorney (September 2012 to March 2016).	N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2011).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his prior affiliation with Northern Lights Distributors, LLC (the Fund’s Distributor).

***	As of December 31, 2020, the Trust was comprised of 19 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and the Dynamic International Opportunity Fund and the Dynamic US Opportunity Fund, and not to any other series of the Trust. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-873-3837.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Acclivity-AR-20

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2020 - $22,000

2019 - $10,000

(b)	Audit-Related Fees

2020 - None

2019 - None

(c)	Tax Fees

2020 - $4,400

2019 - $2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 - None

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2020	2019
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $4,400

2019 - $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/21

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/9/21